FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126


                                                        May 3, 2000

VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re: First Investors Insured Tax Exempt Fund, Inc. File Nos. 2-57473 and 811-2923
                       ---------------------------------------------

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Insured Tax Exempt Fund, Inc. (the "Fund") hereby certifies:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 34 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   34  was   filed
electronically with the Commission.

                                        Very truly yours,

                                        FIRST INVESTORS INSURED TAX
                                        EXEMPT FUND, INC.


                                        By: /s/ C. Durso
                                        ----------------------------
                                        C. Durso, Vice President